Investment Risks - SUMMARY SECTION	Jul. 31, 2026
Class I [Member]
Prospectus [Line Items]
Risk [Text Block]

Principal RiskS

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Class I [Member] | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Class I [Member] | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Class I [Member] | Emphasize Sector [Member]
Prospectus [Line Items]
Risk [Text Block]	Emphasize Sector: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.
Class I [Member] | Varying Market Exposure [Member]
Prospectus [Line Items]
Risk [Text Block]	Varying Market Exposure: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.
Class I [Member] | Largesize Company Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Size Company Risks: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Class I [Member] | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Class I [Member] | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Class I [Member] | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Class I [Member] | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	it is possible for you to lose money by investing in the Fund
Class N [Member] | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Class N [Member] | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Class N [Member] | Largesize Company Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Size Company Risks: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Class N [Member] | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Class N [Member] | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Class N [Member] | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Class N [Member] | Emphasize Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emphasize Sector Risk: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Class N [Member] | Varying Market Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Varying Market Exposure Risk: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.
Class N [Member] | Turnover Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Class N [Member] | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	it is possible for you to lose money by investing in the Fund
Class R [Member] | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Class R [Member] | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Class R [Member] | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Class R [Member] | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Class R [Member] | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Class R [Member] | Emphasize Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emphasize Sector Risk: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Class R [Member] | Varying Market Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Varying Market Exposure Risk: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.
Class R [Member] | Largesize Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Size Company Risk: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Class R [Member] | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.